Consolidated Statements of Operations (Parenthetical) - $ / shares	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Income Statement [Abstract]
Loss per common share, diluted	$ (0.04)	$ (0.35)
Average common shares outstanding, diluted	2,015,780	2,015,780